Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2018
Principal activities and organization
Summary of principal subsidiaries, VIEs and subsidiaries of VIEs
As of December 31, 2018, the Company’s principal subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Name	Date of incorporation or acquisition	Place of operations	% of direct or indirect economic interest
Bitauto Hong Kong Limited	April 27, 2010	Hong Kong	100
Beijing Bitauto Internet Information Company Limited	January 20, 2006	PRC	100
Dalian Rongxin Financing Guarantees Company Limited	June 6, 2016	PRC	100
Yixin Group Limited	November 19, 2014	Cayman Islands	44.8
Yixin Holding Hong Kong Limited	November 27, 2014	Hong Kong	44.8
Xinche Investment (Shanghai) Company Limited	January 16, 2015	PRC	44.8
Shanghai Yixin Financing Lease Company Limited	August 12, 2014	PRC	44.8
Tianjin Hengtong Jiahe Financing Lease Company Limited.	May 18, 2015	PRC	44.8
Xinjiang Wanxing Information Technology Company Limited	January 24, 2018	PRC	44.8
Beijing Bitauto Information Technology Company Limited	November 30, 2005	PRC	100
Beijing Easy Auto Media Company Limited	March 7, 2008	PRC	100
Beijing Bitauto Interactive Advertising Company Limited	December 12, 2007	PRC	100
Beijing Xinbao Information Technology Company Limited	February 2, 2008	PRC	100
Tianjin Boyou Information Technology Company Limited	May 16, 2014	PRC	100
Beijing Bit EP Information Technology Company Limited (“Bit EP”)	June 3, 2011	PRC	100
Tianjin Bida Information Technology Company Limited	January 17,2017	PRC	100
Eminent Success Holdings Group Limited	June 26, 2018	British Virgin Islands	44.8
Rising Champion International Limited	July 10, 2018	Hong Kong	44.8
Tanjin Kars Information Technology Company Limited	June 19, 2018	PRC	44.8
Beijing Yixin Information Technology Company Limited	January 9, 2015	PRC	44.8
Beijing Creative & Interactive Digital Technology Company Limited (“CIG”, formerly known as Beijing C&I Advertising Company Limited)	December 30, 2002	PRC	57.1
Beijing Xinchuang Interactive Advertising Company Limited	January 19, 2017	PRC	34.3
Beijing Chehui Technology Company Limited	February 10, 2006	PRC	57.1

Summary of financial information of VIEs and subsidiaries of VIEs
The following financial information of the VIEs and subsidiaries of VIEs in the PRC was included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2017	2018
	RMB	RMB

Total assets	7,287,858	8,125,756
Total liabilities	3,682,006	4,427,121

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB

Revenue	4,389,398	4,419,967	4,111,341
Net income/(loss)	126,673	(111,574)	49,738

	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	603,227	660,690	(334,465)
Net cash (used in)/provided by investing activities	(365,253)	57,568	(172,280)
Net cash provided by/(used in) financing activities	39,107	(426,603)	338,000